Investment in equity accounted investees (Details) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 4,702	$ 57	₨ 4,318
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method	[1]	4,645		4,259	₨ 3,307
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 57		₨ 59	₨ 68

[1]	Includes Rs.181 representing the goodwill on acquisition of investment.